AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 89.9%
Asset-Backed Securities — 1.5%
Collateralized Loan Obligations
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.061%(c)	10/15/29	3,250	$ 3,087,681
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.020%(c)	10/30/30	3,250	3,005,530

Total Asset-Backed Securities (cost $5,802,834)			6,093,211
Bank Loans — 7.5%
Auto Parts & Equipment — 0.1%
Adient US LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.596%(c)	05/06/24	264	229,065
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.180%(c)	04/06/24	11	9,540
			238,605
Biotechnology — 0.1%
Concordia International Corp. (Canada),
Term Loan, 1 - 6 Month LIBOR + 5.500%
6.568%(c)	09/06/24	460	391,579
Chemicals — 0.6%
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.863%(c)	10/01/25^	498	447,680
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
5.613%(c)	06/26/25	697	546,152
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
10.113%(c)	06/26/26^	1,971	1,301,025
			2,294,857
Commercial Services — 0.2%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	354	316,830
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
6.873%(c)	03/09/23	547	351,979
			668,809
Computers — 1.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.441%(c)	09/29/25	2,931	2,740,719
Term B USD Loan, 1 Month LIBOR + 3.750%
4.691%(c)	09/30/24	1,697	1,563,627
			4,304,346
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Electric — 0.5%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
3.240%(c)	01/15/24	687	$ 657,563
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.771%(c)	07/30/26^	1,592	1,273,600
			1,931,163
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	09/24/26^	160	134,062
Entertainment — 1.0%
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	08/06/21	106	93,618
Playtika Holding Corp.,
Term B Loan, 6 Month LIBOR + 6.000%
7.072%(c)	12/10/24	1,679	1,558,439
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.054%(c)	08/14/24	2,452	1,967,783
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	04/29/26^	313	272,673
			3,892,513
Foods — 0.3%
Moran Foods LLC,
Term Loan, 1 - 3 Month LIBOR + 8.000%
9.772%(c)	12/05/23	1,443	151,514
9.772%(c)	12/05/23^	305	305,000
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/22/25	257	218,001
Viskase Cos., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.700%(c)	01/30/21	549	411,714
			1,086,229
Healthcare-Services — 0.1%
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
6.625%(c)	06/26/26	444	392,838
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.581%(c)	03/02/27^	140	125,300
Media — 0.2%
Banijay Group US Holding, Inc. (France),
Term Loan
—%(p)	03/01/25^	40	35,200
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	05/01/26	439	370,212
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
3.489%(c)	01/31/25	220	$ 196,931
			602,343
Mining — 0.4%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.739%(c)	02/27/23	1,771	1,585,177
Miscellaneous Manufacturing — 0.0%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
3.200%(c)	06/01/24	198	183,591
FGI Operating Co. LLC,
Exit Term Loan, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	26	26,309
			209,900
Oil & Gas — 0.7%
California Resources Corp.,
Term Loan (11/17), 3 Month LIBOR + 4.750%
6.363%(c)	12/31/22	1,102	297,486
Chesapeake Energy Corp.,
Class A Loan, 1 Month LIBOR + 8.000%
9.000%(c)	05/23/24	2,875	1,106,875
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	08/01/23^	249	197,005
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 5.000%
6.000%(c)	03/27/24^	619	532,125
Term B Loan, 1 Month LIBOR + 4.500%
5.500%(c)	07/29/21^	642	583,778
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 3 Month LIBOR + 4.000%
5.603%(c)	04/12/24	207	97,739
			2,815,008
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term W Loan, 3 Month LIBOR + 2.000%
2.863%(c)	10/01/22	150	142,650
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	02/06/23	257	242,818
			385,468
Pharmaceuticals — 0.3%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.612%(c)	06/02/25	697	662,007
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
4.200%(c)	09/24/24	458	307,936
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
4.704%(c)	02/24/25	139	$ 93,556
			1,063,499
Retail — 0.5%
Claire’s Stores, Inc.,
Term Loan B, 3 Month LIBOR + 6.500%
8.421%(c)	12/18/26^	636	524,294
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.072%(c)	04/20/26	532	407,087
Neiman Marcus Group Ltd. LLC,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
7.516%(c)	10/25/23	107	38,626
PetSmart, Inc.,
Tranche B-2 Loan, 6 Month LIBOR + 4.000%
5.000%(c)	03/11/22	636	609,891
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 1 Month LIBOR + 5.000%
6.515%(c)	04/16/26	299	232,295
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.455%(c)	02/13/25^	139	126,763
			1,938,956
Software — 0.9%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/02/25	1,042	880,332
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.027%(c)	06/13/25	1,075	800,875
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	12/01/23	212	188,987
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	400	348,000
Term Loan
—%(p)	02/14/27	92	80,040
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.013%(c)	11/01/24	625	579,375
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
8.240%(c)	02/28/28^	650	604,500
Term Loan B-3, 1 Month LIBOR + 3.750%
4.740%(c)	06/30/26^	249	233,825
			3,715,934
Telecommunications — 0.4%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
4.955%(c)	12/15/24	222	186,854
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.239%(c)	03/15/27	249	227,104

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	349	$ 332,127
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 - 6 Month LIBOR + 4.500%
5.491%(c)	11/01/24^	180	138,495
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.450%(c)	10/10/24^	200	151,612
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
9.500%(c)	03/29/21^	133	79,716
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	03/09/27	330	305,250
			1,421,158

Total Bank Loans (cost $37,183,163)			29,197,744
Convertible Bonds — 0.2%
Media — 0.2%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	368	191,539
4.000%	11/15/29	549	388,281
			579,820
Oil & Gas — 0.0%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	161	79,961

Total Convertible Bonds (cost $789,077)			659,781
Corporate Bonds — 78.4%
Advertising — 0.6%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)
15.910%(c)	12/31/23^	95	54,132
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28(a)	425	296,356
Sr. Unsec’d. Notes
5.750%	08/15/26	1,365	897,478
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	1,470	1,259,147
			2,507,113
Aerospace & Defense — 1.7%
Arconic, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28	483	465,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34	75	$ 48,114
7.500%	12/01/24	2,575	1,705,445
7.500%	03/15/25(a)	1,810	1,271,731
7.875%	04/15/27	2,900	1,999,572
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23	775	812,368
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	75	70,436
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	282	280,671
			6,653,833
Agriculture — 0.4%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	300	250,533
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,575	1,433,271
			1,683,804
Airlines — 0.0%
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	234	199,391
Auto Manufacturers — 1.2%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	385	371,783
5.875%	06/01/29	380	372,400
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,200	611,922
5.291%	12/08/46	1,650	961,463
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.343%	11/02/20	250	241,767
4.271%	01/09/27	285	243,031
4.542%	08/01/26	445	389,698
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	219	205,887
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	1,700	1,436,921
			4,834,872
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,450	1,007,761

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	15	$ 13,885
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	920	737,192
6.250%	03/15/26(a)	2,243	1,720,795
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	930	697,575
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	1,250	1,081,503
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	240	195,914
5.500%	12/15/24	15	13,273
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	375	300,650
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	195	181,931
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	160	100,374
5.375%	12/15/24	255	158,816
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	900	409,973
			6,619,642
Banks — 0.5%
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)	308	314,020
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	–(rr)	330	291,455
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25	200	194,928
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	370	345,553
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	–(rr)	280	259,087
8.625%(ff)	–(rr)	225	222,867
Sub. Notes
6.000%	12/19/23	250	259,049
			1,886,959
Building Materials — 1.2%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	15	13,985
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	600	$ 519,158
Griffon Corp.,
Gtd. Notes, 144A
5.750%	03/01/28	425	399,445
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)	365	321,025
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	575	563,466
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,185	1,089,655
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	206	205,340
Gtd. Notes, 144A
5.125%	06/01/25	112	104,162
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	1,750	1,577,253
			4,793,489
Chemicals — 3.4%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,197,468
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)	1,400	1,267,158
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	450	349,656
6.625%	05/15/23	245	208,011
7.000%	05/15/25(a)	1,946	1,618,334
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,005	832,547
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	1,102	871,008
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27	1,410	1,200,575
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	393	330,246
5.250%	06/01/27	1,153	971,185
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	960	811,097
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,375	1,303,722

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	800	$ 654,844
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	463	390,810
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	680	605,998
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	1,068	832,837
			13,445,496
Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	134	93,475
Commercial Services — 3.8%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	544	411,023
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	370	314,219
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	642	373,328
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	106	104,474
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,352	1,273,201
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	608	466,986
5.750%	07/15/27(a)	227	180,353
6.375%	04/01/24	110	89,750
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27(a)	692	638,110
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	289	268,991
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(a)	584	333,970
6.000%	01/15/28	379	198,000
7.125%	08/01/26	255	135,006
Sec’d. Notes, 144A
7.625%	06/01/22	69	55,797
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	1,600	1,590,137
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	393	345,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	126	$ 118,667
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	141	149,736
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	1,106	387,775
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	2,280	2,226,517
5.250%	01/15/30	2,500	2,498,482
5.875%	09/15/26	521	528,378
6.500%	12/15/26	796	808,948
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26(a)	1,270	1,269,245
			14,766,918
Computers — 1.2%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	2,905	2,544,486
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	142	142,033
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	886	637,421
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	1,134	314,760
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	205	191,541
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27(a)	655	600,684
6.125%	09/01/29	215	201,809
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	150	132,428
			4,765,162
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	229	56,035
Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	300	280,771
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	171	158,589

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	465	$ 374,376
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	215	172,014
			985,750
Diversified Financial Services — 3.2%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	650	490,816
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	320	370,574
Sub. Notes
5.750%	11/20/25	480	469,768
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24	539	439,101
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	590	557,467
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	300	193,138
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
3.570%(cc)	12/21/65	1,206	603,000
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	305	292,887
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	550	461,610
8.125%	07/15/23	293	286,875
9.125%	07/15/26	3,572	3,243,844
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	680	676,535
Springleaf Finance Corp.,
Gtd. Notes
6.625%	01/15/28	1,020	963,085
7.125%	03/15/26	3,546	3,489,884
			12,538,584
Electric — 2.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	325	309,852
Sr. Unsec’d. Notes
5.750%	01/15/25	2,250	2,123,624
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	3,551	3,271,714
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	214	214,286
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, (cont’d.)
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	678	$ 670,260
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	143	141,638
4.500%	09/15/27(a)	275	269,808
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	775	784,669
6.625%	01/15/27	273	282,957
Gtd. Notes, 144A
5.250%	06/15/29	47	48,391
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	145	142,468
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/20^	3,975	397
Notes, 144A
5.000%	10/10/99^	6,875	3,437
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	101	104,092
5.625%	02/15/27	4	4,124
			8,371,717
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26	130	131,285
7.750%	01/15/27	315	325,271
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	205	173,759
			630,315
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	227	216,224
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26	75	71,955
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.000%	01/31/28	205	214,979
			286,934
Engineering & Construction — 0.4%
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	435	403,488

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,250	$ 1,148,650
			1,552,138
Entertainment — 3.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	1,165	494,867
5.875%	11/15/26(a)	2,894	1,204,839
6.125%	05/15/27(a)	275	114,603
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	143	135,524
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	2,500	1,803,666
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	294	242,503
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	04/15/27	18	15,390
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	635	315,043
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	244	182,254
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	554	415,519
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	760	690,179
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	273	237,327
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	340	297,434
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,650	1,087,625
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27(a)	1,125	982,610
6.500%	02/15/25	600	529,255
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,050	853,930
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	225	201,371
5.625%	03/15/26	268	240,499
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26	200	$ 168,561
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	200	152,388
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	1,325	987,457
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28	100	61,958
7.250%	11/15/29	425	267,113
8.250%	03/15/26(a)	1,550	992,484
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27(a)	389	328,207
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27(a)	900	682,906
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	288	265,865
			13,951,377
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	505	471,708
Foods — 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24	65	66,001
Gtd. Notes, 144A
4.625%	01/15/27	765	760,878
7.500%	03/15/26	262	282,679
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	475	474,212
5.250%	09/15/27(a)	700	685,175
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25(a)	585	442,840
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	508	512,766
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	600	643,001
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	359	365,521
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	60,966
8.000%	05/01/31	190	188,345

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24	EUR	100	$ 99,261
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000%
3.000%(c)	11/30/23	EUR	600	618,367
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27(a)		400	402,172
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		144	137,794
5.000%	08/15/26		306	314,747
5.500%	12/15/29		15	15,577
5.625%	01/15/28		15	15,256
Sysco Corp.,
Gtd. Notes
5.650%	04/01/25		50	52,018
5.950%	04/01/30		35	36,927
				6,174,503
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,478	1,358,011
5.750%	05/20/27		123	113,510
5.875%	08/20/26		1,028	986,098
				2,457,619
Healthcare-Products — 0.1%
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		221	220,763
Healthcare-Services — 4.9%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		274	244,386
5.000%	07/15/27		41	40,420
Centene Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30		300	279,238
4.625%	12/15/29		727	730,635
5.250%	04/01/25		270	274,293
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23		453	430,707
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25(a)		360	359,600
5.125%	07/15/24		102	101,306
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26		205	49,712
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		271	202,176
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	15	$ 13,659
5.375%	02/01/25	2,255	2,310,496
5.625%	09/01/28	441	465,469
5.875%	02/15/26	1,655	1,735,380
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	200	204,377
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	615	493,974
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	2,535	2,001,603
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	2,475	2,372,743
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	200	146,108
10.000%	04/15/27(a)	825	596,480
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	704	686,316
Sr. Sec’d. Notes
4.625%	07/15/24	636	605,799
Sr. Sec’d. Notes, 144A
4.625%	09/01/24(a)	119	114,172
4.875%	01/01/26	965	920,762
Sr. Unsec’d. Notes
6.875%	11/15/31	2,400	2,016,621
8.125%	04/01/22	1,780	1,681,410
			19,077,842
Home Builders — 3.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,200	944,806
9.875%	04/01/27	925	925,000
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	825	622,344
6.750%	03/15/25	1,400	1,167,690
7.250%	10/15/29	375	292,503
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	675	516,887
6.250%	09/15/27	1,100	955,078
6.375%	05/15/25	900	807,817
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	775	627,164
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	425	352,790

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Forestar Group, Inc., (cont’d.)
8.000%	04/15/24	675	$ 678,273
KB Home,
Gtd. Notes
4.800%	11/15/29	225	191,542
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	850	763,399
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	800	695,376
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27(a)	925	878,357
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	475	412,597
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	350	317,846
5.875%	01/31/25	1,300	1,201,227
6.625%	07/15/27	1,575	1,417,624
			13,768,320
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	848	751,402
Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	318	302,707
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	105	105,005
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	237	223,280
6.125%	12/15/24	443	422,225
Gtd. Notes, 144A
5.000%	10/01/29	278	241,524
			1,294,741
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	185	180,739
5.375%	04/01/36	80	80,386
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29	76	72,381
			333,506
Internet — 0.3%
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28(a)	313	336,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Netflix, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	540	$ 564,588
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	575	466,571
			1,367,743
Iron/Steel — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	155	129,074
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	437	338,456
Gtd. Notes, 144A
5.875%	06/01/27	1,795	1,089,484
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	67	63,135
5.375%	07/15/27	181	165,785
			1,785,934
Leisure Time — 0.2%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	363	217,800
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	175	111,784
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20	100	91,485
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	625	373,923
			794,992
Lodging — 1.4%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	180	154,784
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	189	163,554
5.125%	05/01/26	156	149,113
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	219	198,379
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	123	114,793
4.875%	04/01/27	230	218,472
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	50	38,018

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26	277	$ 235,450
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	723	613,761
5.500%	04/15/27(a)	553	502,335
5.750%	06/15/25(a)	243	217,483
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	1,225	988,552
5.000%	10/01/25	331	275,396
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	149	126,521
5.750%	04/01/27	197	166,127
6.350%	10/01/25	164	141,444
Sr. Sec’d. Notes, 144A
4.625%	03/01/30(a)	350	269,551
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	335	311,830
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	600	510,462
			5,396,025
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	230	222,164
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	230	216,168
			438,332
Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	205	201,864
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,825	1,447,220
			1,649,084
Media — 8.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26	320	311,665
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	1,056	1,051,986
5.000%	02/01/28	685	687,598
5.125%	05/01/27	988	993,587
5.500%	05/01/26	617	625,440
5.750%	02/15/26(a)	1,606	1,636,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	5,190	$ 4,461,797
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	327	308,579
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	325	328,265
6.500%	02/01/29	805	867,915
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28(a)	425	453,290
7.750%	07/15/25	500	519,256
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26(a)	700	623,498
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	3,750	2,504,231
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,095	889,646
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	1,414	1,374,550
7.750%	07/01/26(a)	2,311	2,375,405
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	355	296,868
Sec’d. Notes, 144A
6.500%	05/01/27(a)	730	642,206
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	260	256,208
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,028	916,659
7.000%	05/15/27	400	397,769
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	1,453	1,245,498
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	173	152,277
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/31/99^	188	—
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	170	146,170
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	350	343,900
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	240	228,891
5.625%	07/15/27(a)	380	371,392
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	475	397,285

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc., (cont’d.)
6.875%	02/15/23	1,440	$ 1,299,133
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	385	343,669
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	326	300,297
5.875%	03/15/26	500	445,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	115	115,126
4.625%	07/15/24	226	229,260
5.000%	08/01/27	133	135,116
5.375%	04/15/25	367	373,230
5.375%	07/15/26	161	162,967
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,370	1,167,468
UPC Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	230	218,076
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	425	362,383
6.250%(ff)	02/28/57	444	389,742
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	340	345,362
5.375%	06/15/24	55	55,796
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	198	193,129
			31,544,080
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27	80	71,328
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	185	143,386
			214,714
Mining — 2.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	252	244,075
7.000%	09/30/26	200	185,839
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	170	174,449
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	950	832,139
6.625%	03/01/25(a)	565	508,512
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Eldorado Gold Corp. (Canada),
Sec’d. Notes, 144A
9.500%	06/01/24	1,175	$ 1,149,328
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	400	334,023
6.875%	03/01/26	200	160,220
7.500%	04/01/25	1,125	945,673
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	545	518,708
4.550%	11/14/24	565	532,537
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	525	462,047
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,205	1,148,128
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	200	194,340
6.375%	05/15/25(a)	885	823,705
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	915	905,416
			9,119,139
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	370,195
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	545	489,838
			860,033
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28(a)	385	377,747
Oil & Gas — 4.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	26,378
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,475	563,531
5.125%	12/01/22	640	344,925
5.375%	11/01/21	968	703,980
5.625%	06/01/23	2,023	848,578
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,925	552,097
10.000%	04/01/22	1,311	701,331
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27(a)	275	104,789

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	17	$ 3,035
6.250%	04/15/23	240	57,354
6.375%	07/01/26	78	12,486
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26(a)	425	102,468
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25	111	17,768
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	1,600	1,319,934
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	796	728,220
Gtd. Notes, 144A
7.250%	03/14/27	975	686,959
Comstock Resources, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25	314	219,767
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	306	154,493
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	365	106,789
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	850	218,943
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	780	527,129
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/24(d)	674	10,534
Sr. Sec’d. Notes, 144A
7.750%	05/15/26(d)	856	134,762
8.000%	11/29/24(d)	248	6,585
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	2,075	337,952
7.375%	05/15/24	800	142,669
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	155	37,684
6.375%	05/15/25	59	14,299
6.375%	01/15/26	542	113,663
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	218	101,754
5.750%	10/01/25(a)	1,526	716,391
6.250%	11/01/28	475	213,575
Ithaca Energy North Sea PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.375%	07/15/24	252	128,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	117	$ 34,291
MEG Energy Corp. (Canada),
Sec’d. Notes, 144A
6.500%	01/15/25	87	55,102
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	1,536	763,952
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	320	108,298
7.500%	01/15/28	700	191,327
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	2,050	451,803
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40	232	13,302
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	54	10,731
6.875%	01/15/23	8	1,640
Gtd. Notes, 144A
6.250%	05/01/26	740	116,965
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	102	71,911
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	190	127,723
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	39	15,847
Gtd. Notes, 144A
7.125%	01/15/26	1,936	703,963
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	97	37,802
5.625%	03/01/26	192	70,175
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23	610	445,312
5.875%	07/01/22	504	361,712
Gtd. Notes, 144A
9.250%	02/01/26(a)	995	611,224
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	406	173,612
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27	137	41,228
6.750%	09/15/26	65	19,577
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26(a)	675	583,905
5.875%	03/15/28	25	20,882

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	363	$ 287,501
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	154	123,377
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25(a)	1,750	878,172
7.500%	01/15/26	800	369,970
8.000%	02/01/27	1,255	595,524
Ultra Resources, Inc.,
Sec’d. Notes, Cash coupon 9.000% and PIK 2.000%
11.000%	07/12/24	1,292	62,500
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes
5.750%	10/01/44	375	31,977
7.375%	06/15/25	75	15,164
7.750%	02/01/26	1,650	151,548
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	501	115,738
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	160	10,776
6.250%	04/01/23	200	17,041
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	240	146,401
5.250%	10/15/27	875	481,326
5.750%	06/01/26(a)	300	172,728
8.250%	08/01/23	300	220,191
			18,671,503
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	565	565,000
Gtd. Notes, 144A
6.875%	04/01/27	53	37,582
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	190	74,672
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	549	175,932
			853,186
Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	500	501,321
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	240	242,494
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	259	$ 248,164
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	305	285,764
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	210	193,126
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	470	362,513
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	200	199,418
			2,032,800
Pharmaceuticals — 1.4%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	805	841,580
9.250%	04/01/26	768	808,396
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	771	729,922
5.250%	01/30/30	326	308,571
5.875%	05/15/23	60	59,240
7.000%	01/15/28(a)	1,172	1,214,581
7.250%	05/30/29	161	167,280
9.000%	12/15/25	908	956,782
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	400	294,844
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	245	49,822
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	156	155,149
			5,586,167
Pipelines — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	765	536,302
Gtd. Notes, 144A
5.750%	01/15/28	1,736	1,114,246
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	405	305,888
Buckeye Partners LP,
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	215	181,070
4.500%	03/01/28	215	176,650
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	120	110,400

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP, (cont’d.)
Sr. Sec’d. Notes
5.250%	10/01/25	185	$ 170,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	561	328,745
Gtd. Notes, 144A
5.625%	05/01/27	85	46,668
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	175	83,968
6.750%	09/15/37	210	104,334
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25(a)	447	438,998
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	650	395,412
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	–(rr)	505	234,090
Sr. Unsec’d. Notes
4.150%	06/01/25	201	97,385
4.400%	04/01/24	149	74,925
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	54	38,657
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	385	314,999
7.000%	08/01/27	324	241,033
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28	180	151,168
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	405	222,977
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37	543	544,094
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	201,417
6.000%	06/01/26	141	104,444
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,000	1,214,758
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	133	29,134
5.750%	04/15/25	266	33,016
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	2,325	1,209,919
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	180	154,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., (cont’d.) (cont’d.) (cont’d.) (cont’d.) (cont’d.) (cont’d.)
5.250%	05/01/23	214	$ 184,668
5.875%	04/15/26(a)	495	411,124
6.500%	07/15/27	15	12,802
			9,468,282
Real Estate — 0.9%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,175	1,010,435
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,600	1,452,749
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,550	1,157,984
			3,621,168
Real Estate Investment Trusts (REITs) — 1.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	466	377,963
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	529	396,970
5.250%	05/01/25(a)	263	222,437
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27	353	343,264
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	229	208,265
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	55	47,119
4.500%	01/15/28	970	814,779
5.750%	02/01/27	499	448,700
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	267	199,272
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	555	523,012
4.625%	12/01/29	590	536,695
			4,118,476
Retail — 4.2%
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25	300	271,213
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	650	467,798

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	1,450	$ 580,647
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	850	756,019
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	575	495,825
Sr. Unsec’d. Notes
6.500%	05/01/21	750	654,036
6.750%	01/15/22	1,000	854,830
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20	1,925	463,362
8.625%	06/15/20	1,450	245,972
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25	2,175	1,123,588
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,050	660,791
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	478	383,188
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	85	63,580
6.875%	11/01/35	181	135,256
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)	1,725	1,277,587
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	637	63,615
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	446	133,855
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	375	353,500
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	1,683	1,676,474
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	1,583	1,377,912
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	288	278,729
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,050	1,671,877
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	385	339,956
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	300,101
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	800	$ 745,714
5.750%	03/01/25	250	231,076
5.875%	03/01/27	175	160,889
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	450	441,224
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	04/01/25	200	210,111
			16,418,725
Semiconductors — 0.2%
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	605	592,039
Software — 1.4%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	80	78,404
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	454	463,018
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	114	117,598
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	4,423	4,339,585
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26(a)	340	331,145
			5,329,750
Telecommunications — 9.4%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	210	183,070
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	307	324,496
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	200	201,769
8.125%	02/01/27	352	366,804
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	425	365,500
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	155	148,072
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	180	179,107
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22(a)	645	654,180

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	94	$ 102,841
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	332	334,075
8.000%	10/15/25	87	89,167
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	337	291,830
6.000%	06/15/25	1,603	1,467,774
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	392	362,032
8.250%	03/01/27(a)	502	488,206
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	286	286,126
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	200	165,968
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.250%	12/30/22	1,372	603,572
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22	838	137,573
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)	700	615,667
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	3,620	1,447,470
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	1,130	615,878
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	4,255	4,210,891
Front Range BidCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	425	403,946
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	398	367,170
Sr. Unsec’d. Notes
6.875%	01/15/25	278	81,635
7.625%	04/15/24	122	29,992
11.000%	09/15/25	269	70,035
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	2,085	1,284,028
Gtd. Notes, 144A
8.500%	10/15/24(a)	1,183	745,017
9.750%	07/15/25(a)	3,551	2,220,587
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23	1,150	247,671
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,175	$ 1,590,939
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	658	664,003
5.375%	01/15/24	104	104,492
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24(a)	1,350	1,294,710
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	480	344,532
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	15	17,122
8.750%	03/15/32(a)	2,119	2,804,084
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	2,715	3,029,330
7.875%	09/15/23	1,925	2,117,585
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	192	195,191
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	259,286
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27	207	212,909
6.500%	01/15/26(a)	1,068	1,121,701
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
0.000%	07/09/99^(a)	459	—
0.000%	07/09/99^	207	—
6.000%	04/15/24^	208	—
Sr. Unsec’d. Notes
4.500%	02/01/26^	251	—
4.750%	02/01/28^	251	—
6.500%	01/15/24^	590	—
6.500%	01/15/26^	627	—
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(d)	305	5,529
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	333	217,796
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	3,934	3,737,291
			36,808,649
Toys/Games/Hobbies — 0.3%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	185	190,331
6.750%	12/31/25	840	856,217
			1,046,548

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.7%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24(a)	2,923	$ 2,862,991
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	335	304,184

Total Corporate Bonds (cost $392,741,082)			306,651,923

	Shares
Common Stocks — 1.8%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^	2,148	1,504
Banks — 0.0%
Concordia Private Placement*	45,609	175,595
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	28,136	267,292
Electric Utilities — 1.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	3,426,540
Keycon Power Holdings LLC*	2,665	826,150
		4,252,690
Independent Power & Renewable Electricity Producers — 0.4%
Vistra Energy Corp.	92,819	1,481,391
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	40,793
iHeartMedia, Inc. (Class A Stock)*	3,184	23,275
Mood Media Corp.*^	26,250	5
Mood Media Corp.*^	21,428	4
		64,077
Multiline Retail — 0.1%
Claire’s Private Placement*^	795	477,000
Oil, Gas & Consumable Fuels — 0.0%
Penn Virginia Corp.*	1,552	4,796
Penn Virginia Corp., NPV*	1,873	5,787
Telford Offshore Holdings Ltd.^	25,654	9,620
Ultra Petroleum Corp.*	38,499	2,695
		22,898
Pharmaceuticals — 0.0%
Advanz Pharma Corp. Ltd. (Canada)*	3,579	13,779
Software — 0.1%
Avaya Holdings Corp.*(a)	24,245	196,142
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	27,103	—

Total Common Stocks (cost $7,424,008)		6,952,368
	Shares	Value

Preferred Stocks — 0.5%
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The) Series K, 6.375%	26,000	$ 676,780
Interactive Media & Services — 0.1%
MYT Holding Co., 144A*	343,655	252,586
Multiline Retail — 0.2%
Claire’s Stores, Inc., CVT*^	538	941,500
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	32,246	323

Total Preferred Stocks (cost $1,320,871)		1,871,189

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^	179,373	182,960
(cost $0)
Warrants* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	23,922	174,846
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25	32,886	1,151

Total Warrants (cost $450,110)		175,997

Total Long-Term Investments (cost $445,711,145)		351,785,173

	Shares
Short-Term Investments — 17.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	15,647,000	15,647,000
PGIM Institutional Money Market Fund (cost $53,856,164; includes $53,741,721 of cash collateral for securities on loan)(b)(w)	53,860,100	53,773,924

Total Short-Term Investments (cost $69,503,164)		69,420,924

TOTAL INVESTMENTS—107.6% (cost $515,214,309)		421,206,097

Liabilities in excess of other assets(z) — (7.6)%		(29,903,306)

Net Assets — 100.0%		$ 391,302,791

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CVT	Convertible Security
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,507,214 and 3.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,102,757; cash collateral of $53,741,721 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
46	2 Year U.S. Treasury Notes	Jun. 2020	$10,137,609	$166,678
96	5 Year U.S. Treasury Notes	Jun. 2020	12,034,500	461,084
22	20 Year U.S. Treasury Bonds	Jun. 2020	3,939,375	144,901
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	221,875	(122)
				772,541
Short Position:
3	10 Year U.S. Treasury Notes	Jun. 2020	416,063	(4,832)
				$767,709
Forward foreign currency exchange contract outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/20	BNP Paribas S.A.	EUR	575	$618,700	$634,204	$15,504	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	575	$ 623,393	$ 634,204	$ —	$(10,811)
A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contract outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract (cont’d.):
Euro (cont’d.),
Expiring 05/05/20	BNP Paribas S.A.	EUR	575	$ 619,735	$ 635,064	$ —	$(15,329)
				$1,243,128	$1,269,268	—	(26,140)
						$15,504	$(26,140)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	53,230	$3,007,495	$3,307,081	$299,586
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19